Income Taxes - Schedule of Net Deferred Tax Assets Liabilities (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Start-up/organization costs	$ 532,650	$ 371,785	$ 221,180
Deferred tax liability:
Accrued dividend income	(14,494)	(51,045)
Total deferred tax assets	518,156	320,740	173,110
Valuation allowance	(532,650)	(371,785)	(221,180)
Deferred tax liability, net	$ (14,494)	$ (51,045)	$ (48,070)